Risk management - Management adjustments (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Risk management [abstract]
Economic sector based adjustments	€ 16	€ 36
Inflation and Interest rate increases adjustments	233	351
Mortgage portfolio adjustments	128	126
Other post model adjustments	38	64
Total management adjustments	€ 415	€ 577